Critical Accounting Estimates and Judgements	12 Months Ended
Dec. 31, 2023
Critical Accounting Estimates And Judgments [Abstract]
Critical Accounting Estimates and Judgements	Critical Accounting Estimates and Judgements
In the application of the Group’s accounting policies the directors are required to make judgements, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.
Critical Accounting Estimates
The estimates and underlying assumptions are reviewed on an ongoing basis. The critical estimates that the directors have made in the process of applying the Group's accounting policies that have the most significant effect on the amounts recognised in the financial statements are discussed below.
Recognition of Revenue. Revenue is recognised upon the satisfaction of performance obligations, which occurs when control of the good or service transfers to the customer. Control transfers over time in relation to the majority of research and design activities performed during the years ended December 31, 2023 and 2022. Total or external costs or labour hours incurred are utilised as the relevant input method in order to estimate the extent to which the performance obligations satisfied over time have been satisfied at the end of the reporting period depending on the nature of the arrangement. Estimation of the future costs to be incurred in the satisfaction of performance obligations delivered over time, inclusive of any costs relating to the substitution of targets where allowed in accordance with a specific collaboration agreement, is considered to be a key source of estimation uncertainty in relation to the recognition of revenue in any given period.
No changes to estimated total projected costs were noted during the years ended December 31, 2023 and 2022 that had a significant impact on revenues recognised during the period.
The table below illustrates the sensitivity analysis of the Group’s reported profit to a 10% increase or decrease in the estimated future costs to be incurred in the delivery of partially unsatisfied performance obligations relating to the Group’s revenue contracts as at December 31, 2023.

	Change in Estimated Future Costs	Effect on Profit Before Tax	Effect on Equity
		£’000	£’000
Impact on change in the estimated future costs to be incurred in delivering partially unsatisfied performance obligations	+10%	(1,145)	(1,145)
	-10%	1,289	1,289

Revenue from potential milestones or royalties are not recognised at the initiation of a contract. Upfront payments that include performance obligations are recognised as those obligations are satisfied. In addition no profit is recognised as costs are incurred until such a time as costs and time to programme completion can be reasonably estimated, with revenues recognised equal to a percentage of costs incurred until that time. As a result of this, until total costs and time to completion can be reliably estimated, a gross loss may be recognised on individual customer contracts despite the expectation that the relevant contract will be profitable overall.
Leases. The Group has entered into lease arrangements pertaining to various premises globally, in relation to which it assesses whether the lease arrangements constitute onerous contracts at the end of each reporting period.
In December 2022, the Group entered into a lease arrangement in relation to premises in Miami, Florida, United States, with the lease term due to commence in the first quarter of 2024. Subsequent to entering into the above arrangement, as a result of the Group's cost containment measures, the decision was taken not to occupy these premises, and instead to lease smaller premises nearby. Total minimum lease commitments of £3,040,000 are payable under this arrangement, and as such the Group must assess whether an onerous contract exists for which a provision is required.
The Group has engaged an agent to assist in arranging the subleasing of the original leased premises to a third party, and has estimated that the present value of the unavoidable costs of meeting the Group's obligations under the contract exceed the expected benefits to be received from subletting the space by £807,000 as at December 31, 2023, with such amount being recorded within provisions at that date.
No other onerous lease provisions or ROU asset impairments have been deemed necessary as at December 31, 2023.
Gates Foundation Private Placement Buy-back Rights. Under the terms of the Company’s private placement with the Gates Foundation, the latter has the right to sell, or require the Group to buy-back any shareholdings in the Group held by the Gates Foundation at the higher of the public offering price and the market value of the shares if the Group is in breach of certain terms within the agreement. This right constitutes a derivative financial liability for the Company which is recognised at fair value through profit or loss. The Group has assessed the likelihood of a default occurring as low as at December 31, 2023, and as such the fair value of this liability has been estimated as nil at the balance sheet date.
Fair Value of the Group’s Investment in GTA. As at December 31, 2023 the Group holds a number of ordinary and preference shares in GTA at fair value through other comprehensive income. GTA is an unlisted early-stage business, with projects in the discovery and clinical stages of drug development which are pre-revenue generation. As such the key source of estimation uncertainty is the value per share of these unlisted equity securities. The shares in question are very illiquid, and the primary valuation input is cost or the price of latest investment where third party share acquisition transactions have taken place adjusted to reflect other factors as appropriate.
The Group has also assessed the impact of the current war in Ukraine and the conflict between Hamas and Israel on this investment, and does not consider that any revaluation is required as a result of these events. Finally the Group has assessed changes in relevant market equity indexes, with specific reference to changes in the NASDAQ Biotechnology Index over the period in question, with no revaluation required as a result.
Goodwill and Pharmacoscopy IP Intangible Impairment. The Group assesses annually, or whenever there is a change in circumstances, whether goodwill or acquired IP may be impaired. Determining whether an impairment exists requires estimation of the recoverable amount of the CGU to which the goodwill and acquired IP relate, being equal to the higher of its value in use and fair value less costs to sell.
The value in use calculation is judgmental in nature, and requires the Group to make a number of estimates relating to the future cash flows expected to arise from the CGU spanning drug discovery, development, regulatory approval and commercialisation, as well as a suitable discount rate in order to calculate present value.
The cash flow projections are further risk adjusted based on observable market comparables to take into account the probability of successfully commercialising a drug at each stage of its development. Sensitivity analysis is performed in order to determine whether reasonable changes in significant assumptions would lead to the carrying value exceeding its recoverable amount. When the carrying value of the CGU exceeds its recoverable amount, the CGU is considered impaired and the assets in the CGU are written down to their recoverable amount. Impairment losses are recognised in the consolidated statement of loss and other comprehensive income.
A detailed impairment assessment was performed as of December 31, 2023, with no impairment noted and no reasonable changes in significant assumptions were identified that would lead to the carrying amount exceeding its recoverable amount.
Accounting Judgements
In the process of applying the Group’s accounting policies, management has made the following judgements which have the most significant effect on the amounts recognised in the financial statements:
Recognition of Revenue. Management judgement is required to determine the performance obligations under each agreement and appropriately allocate revenue to the identified performance obligations in line with IFRS 15. Judgement is also required in determining the point at which the total costs to be incurred in delivering a performance obligation can be reliably estimated such that revenue can be recognised in excess of recoverable costs incurred. Judgement is also required in estimating the likelihood of and costs that may be incurred in relation to the substitution of targets where allowed in accordance with a specific collaboration agreement.
Further judgement is required to determine whether sources of variable consideration are constrained as at the end of the reporting period as a result of it not being highly probable that a significant reversal in the amount of cumulative revenue recognised would not occur when the uncertainty associated with the variable consideration is subsequently resolved. Constraint is typically considered to be removed in relation to milestone/opt-in amounts when written confirmation of achievement has been provided by the counterparty or achievement has been ratified at a project Joint Steering Committee.
Loss-making Collaboration Arrangements. Management judgement is required in order to determine whether the unavoidable costs of meeting the obligations under each customer collaboration arrangement, inclusive of both costs that relate directly to the contract and an allocation of other costs, exceed the economic benefits expected to be received under it. Where such costs are in excess of the Group’s best estimate of future revenues to be generated from the arrangement a provision is recorded in accordance with IAS 37.
The company has assessed the value of the remaining transaction price relating to the outstanding performance obligations relative to the value of the estimated remaining unavoidable costs of meeting the obligations under contracts relating to the Group’s customers and determined that no onerous contract provision is required as at December 31, 2023.